IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 476,543	$ 447,648
Encumbered liquid assets	225,024	198,540
Unencumbered liquid assets	251,519	249,108
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	49,143	55,718
Encumbered liquid assets	817	862
Unencumbered liquid assets	48,326	54,856
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	271,528	250,367
Encumbered liquid assets	149,696	134,415
Unencumbered liquid assets	121,832	115,952
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,024	17,410
Encumbered liquid assets	3,850	4,343
Unencumbered liquid assets	12,174	13,067
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	87,681	72,230
Encumbered liquid assets	44,819	33,317
Unencumbered liquid assets	42,862	38,913
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	34,951	36,641
Encumbered liquid assets	16,845	17,365
Unencumbered liquid assets	18,106	19,276
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	17,216	15,282
Encumbered liquid assets	8,997	8,238
Unencumbered liquid assets	8,219	7,044
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	321,396	305,062
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	49,143	55,718
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	165,574	155,487
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,753	5,729
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	53,521	43,798
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	33,019	31,733
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	14,386	12,597
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	155,147	142,586
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	105,954	94,880
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	10,271	11,681
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	34,160	28,432
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	1,932	4,908
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 2,830	$ 2,685